Exploration and Evaluation Assets (Schedule of Annual Lease Payments) (Details)	12 Months Ended
Dec. 31, 2017 CAD ($)
2018 [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Annual lease payments	$ 265,895
2019 [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Annual lease payments	269,789
2020 [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Annual lease payments	293,872
2021 [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Annual lease payments	31,150
2022 and onward [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Annual lease payments